TAX RECEIVABLES	12 Months Ended
Dec. 31, 2025
Receivables [Abstract]
TAX RECEIVABLES

NOTE 6. TAX RECEIVABLES

Other trade and tax receivables consist of rebates receivable from liquidity providers, amounts due through payment gateway arrangements, and value-added tax or equivalent recoverable amounts due from tax authorities. The components are as follows:

	December 31, 2025 (Restated)	December 31, 2024 (Restated)
Tax receivable (Alchemy Markets Ltd.)	$190,346	167,907
Total other trade and tax receivables	$190,346	$167,907

Tax Receivable

The tax receivable of $190,346 represents value-added tax (VAT) recoverable by Alchemy Markets Ltd. (AML) from the relevant tax authority in Malta. AML is registered for VAT in Malta and periodically files returns, giving rise to refundable VAT positions. Management considers the full balance to be recoverable and expects collection within twelve months of the balance sheet date.

All components of other trade and tax receivables are classified as current assets. Management has assessed the recoverability of each component and does not consider it necessary to record an allowance for credit loss as of December 31, 2025.

FRH Group Convertible Notes (2016–2021)

Between February 22, 2016, and April 24, 2017, the Company borrowed $1,000,000 from FRH Group, a founder and principal shareholder (“FRH Group”). The Company executed Convertible Promissory Notes due between April 24, 2019, and June 30, 2019. The Notes were convertible into Common Stock initially at $0.10 per share, but in no event less than $0.05 per share, and carried an interest rate of 6% per annum, due and payable at maturity.

On February 22, 2021, the Company entered into an Assignment of Debt Agreement with FRH and FRH Group Corporation. The Company eliminated all four FRH Group convertible notes, including accrued interest, of $1,256,908 in return for issuing 12,569,080 unregistered shares of Common Stock of the Company to FRH. Following the Agreement, FRH assigned the shares to FRH Group Corporation, also owned by Mr. Hong.